UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aslan Capital Management, LP
           --------------------------------------------------
Address:   375 Park Avenue, Suite 1903
           --------------------------------------------------
           New York, New York 10152
           --------------------------------------------------

Form 13F File Number:     028-12218
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Gregory
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     (212) 813-0673
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Bruce Gregory            New York, New York           5/15/08
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            16
                                               -------------

Form 13F Information Table Value Total:          $27,017
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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


       COLUMN 1             COLUMN 2            COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
----------------------- ----------------       ---------- -------- --------  --- ----   -------- --------- -----------------------
                                                            VALUE   SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS          CUSIP     x($1000) PRN AMT  PRN CALL   DISCRETN  MANAGERS  SOLE   SHARED    NONE
----------------------- ----------------       ---------- -------- --------  --- ----   -------- --------- ------ -------- --------


ABBOTT LABS                     COM             002824100     1,379   25,000 SH          SOLE                25,000    0        0
DELTA AIR LINES INC DEL         COM NEW         247361702     1,934  224,932 SH          SOLE               224,932    0        0
HQ SUSTAINABLE MARITIM IND I    COM NEW         40426A208       504   43,100 SH          SOLE                43,100    0        0
HUMANA INC                      COM             444859102     1,122   25,000 SH          SOLE                25,000    0        0
KEY ENERGY SVCS INC             COM             492914106       671   50,000 SH          SOLE                50,000    0        0
LEAP WIRELESS INTL INC          COM NEW         521863308     5,834  125,200 SH          SOLE               125,200    0        0
LEHMAN BROS HLDNGS INC          COM             524908100     7,528  200,000 SH  PUT     SOLE               200,000    0        0
MYLAN INC                       COM             628530107       580   50,000 SH          SOLE                50,000    0        0
NBTY INC                        COM             628782104     1,527   51,000 SH          SOLE                51,000    0        0
NORTHWEST AIRLS CORP            COM             667280408       476   52,985 SH          SOLE                52,985    0        0
NVIDIA CORP                     COM             67066G104       990   50,000 SH          SOLE                50,000    0        0
SCHERING PLOUGH CORP            COM             806605101       721   50,000 SH          SOLE                50,000    0        0
SUPERIOR WELL SVCS INC          COM             86837X105     1,094   50,000 SH          SOLE                50,000    0        0
TEVA PHARMACEUTICAL INDS        ADR             881624209     1,155   25,000 SH          SOLE                25,000    0        0
UNISYS CORP                     COM             909214108       399   90,000 SH          SOLE                90,000    0        0
WELLPOINT INC                   COM             94973V107     1,103   25,000 SH          SOLE                25,000    0        0
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